REVENUE FROM CONTRACTS WITH CUSTOMERS - Disaggregation of revenue (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disaggregation of revenue
Revenue	₽ 480,293	₽ 442,911	₽ 435,692
Mobile services
Disaggregation of revenue
Revenue	340,254	333,135	328,216
Fixed line services
Disaggregation of revenue
Revenue	56,296	56,372	56,558
Finance services
Disaggregation of revenue
Revenue	11,553
Integration services
Disaggregation of revenue
Revenue	1,538	1,253	1,712
Sales of goods
Disaggregation of revenue
Revenue	69,403	52,151	49,206
Other services
Disaggregation of revenue
Revenue	1,249
Russia*
Disaggregation of revenue
Revenue	448,083	412,312	400,554
Ukraine
Disaggregation of revenue
Revenue	29,717	26,103	29,187
Other
Disaggregation of revenue
Revenue	7,529	10,129	13,111
Consolidated
Disaggregation of revenue
Revenue	480,293	442,911	435,692
Intersegment elimination | Russia*
Disaggregation of revenue
Revenue	(14,652)	(10,568)	(10,851)
Intersegment elimination | Consolidated
Disaggregation of revenue
Revenue	(14,652)	(10,568)	(10,851)
Operating segments
Disaggregation of revenue
Revenue	480,293	442,911	435,692
Operating segments | Mobile services
Disaggregation of revenue
Revenue	(3,274)	(3,819)	(5,288)
Operating segments | Fixed line services
Disaggregation of revenue
Revenue	(59)	(68)	(56)
Operating segments | Integration services
Disaggregation of revenue
Revenue	(655)	(916)	(996)
Operating segments | Sales of goods
Disaggregation of revenue
Revenue	(1,048)	(829)	(821)
Operating segments | Russia* | Mobile services
Disaggregation of revenue
Revenue	312,649	303,991	294,988
Operating segments | Russia* | Fixed line services
Disaggregation of revenue
Revenue	60,401	60,782	61,166
Operating segments | Russia* | Finance services
Disaggregation of revenue
Revenue	11,851
Operating segments | Russia* | Integration services
Disaggregation of revenue
Revenue	7,392	5,571	5,603
Operating segments | Russia* | Sales of goods
Disaggregation of revenue
Revenue	69,174	52,536	49,648
Operating segments | Russia* | Other services
Disaggregation of revenue
Revenue	1,269
Operating segments | Ukraine | Mobile services
Disaggregation of revenue
Revenue	28,828	25,815	28,851
Operating segments | Ukraine | Fixed line services
Disaggregation of revenue
Revenue	255	226	277
Operating segments | Ukraine | Sales of goods
Disaggregation of revenue
Revenue	634	62	59
Operating segments | Other | Mobile services
Disaggregation of revenue
Revenue	6,687	9,588	12,695
Operating segments | Other | Fixed line services
Disaggregation of revenue
Revenue	199	160	98
Operating segments | Other | Finance services
Disaggregation of revenue
Revenue	0
Operating segments | Other | Integration services
Disaggregation of revenue
Revenue	0
Operating segments | Other | Sales of goods
Disaggregation of revenue
Revenue	643	381	319
Operating segments | Consolidated | Mobile services
Disaggregation of revenue
Revenue	344,889	335,575	331,246
Operating segments | Consolidated | Fixed line services
Disaggregation of revenue
Revenue	60,796	61,101	61,485
Operating segments | Consolidated | Finance services
Disaggregation of revenue
Revenue	11,851
Operating segments | Consolidated | Integration services
Disaggregation of revenue
Revenue	6,737	4,655	4,607
Operating segments | Consolidated | Sales of goods
Disaggregation of revenue
Revenue	69,403	52,149	49,205
Operating segments | Consolidated | Other services
Disaggregation of revenue
Revenue	1,269
HQ and elimination
Disaggregation of revenue
Revenue	₽ (5,037)	₽ (5,632)	₽ (7,160)